INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Disclosure of detailed information about inventories

	December 31,	December 31,
	2020	2019
Concentrate	$578	$968
Ore stockpiles	11,562	15,417
Materials and supplies	18,538	15,400
Gold in circuit	1,266	902
Gold bullion	1,794	2,430
Silver bullion	5	3
	$33,743	$35,120